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JEREMY CLEMENS jeremy.clemens@dechert.com +1 617 728 7103 Direct +1 617 275 8371 Fax

December 18, 2017

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust (“Registrant”)
File Nos. 33-17619 and 811-05349
Post-Effective Amendment No. 635

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 635 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Post-Effective Amendment No. 636 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purposes of (i) registering Class R6 Shares of the Goldman Sachs Rising Dividend Growth Fund (the “Fund”) and (ii) updating disclosure related to changes to the investment strategy of the Fund which could be construed as material.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 617.728.7103.

Very truly yours,

/s/ Jeremy J. Clemens
Jeremy J. Clemens